Income Tax (Details 3) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Digital assets and derivatives	$ 3,660	$ 0
Deferred Tax Liabilities [Member]
Statement Line Items [Line Items]
Intangible assets	9,792	0
Equity investments	287	0
Deferred cost	380	222
Net deferred income tax liabilities	$ 14,119	$ 222